OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - USD ($)																																																1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 18, 2017	Aug. 18, 2017	Jul. 13, 2017	Jun. 30, 2017	Jun. 20, 2017	May 17, 2017	May 05, 2017	Apr. 06, 2017	Mar. 31, 2017	Mar. 15, 2017	Mar. 10, 2017	Feb. 10, 2017	Feb. 09, 2017	Dec. 29, 2016	Dec. 22, 2016	Dec. 16, 2016	Dec. 08, 2016	Nov. 23, 2016	Oct. 28, 2016	Sep. 19, 2016	Sep. 07, 2016	Aug. 30, 2016	Aug. 24, 2016	Jun. 01, 2016	May 18, 2016	Apr. 29, 2016	Apr. 19, 2016	Apr. 01, 2016	Mar. 09, 2016	Feb. 09, 2016	Dec. 22, 2015	Dec. 18, 2015	Nov. 18, 2015	Oct. 29, 2015	Oct. 23, 2015	Aug. 17, 2015	May 11, 2015	May 08, 2015	May 05, 2015	Apr. 22, 2015	Apr. 15, 2015	Mar. 31, 2015	Feb. 27, 2015	Feb. 10, 2015	Jan. 23, 2015	Jan. 09, 2013	Oct. 19, 2012	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross														5,000	150,000		25,000																																			0		905,000	1,800,000
Share Price (in Dollars per share)										$ 1.37
Stock Issued During Period, Shares, Conversion of Convertible Securities																																																				135,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period														10 years	10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																																																				0		0	10,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																																																						0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																																																						$ 1.47
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)														$ 1.35	$ 1.36		$ 1.36																																					$ 1.71	$ 2.70
Share-based Compensation (in Dollars)																																																		$ 641		$ 1,139,481	$ 5,453,240	$ 5,999,750	$ 7,968,036
Class of Warrant or Rights, Granted										630,000																							100,000		33,334		374,641									1,330,627						2,290,965		2,049,504	3,728,479
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)										$ 1.50																											$ 1.50									$ 2.61
Warrant, Expriation Date										Mar. 15, 2020
Class of Warrant or Rights, Exercised																																																				0		0	164,184
Warrants, Term of Warrants																																					5 years									5 years
Fair Value Assumptions, Expected Volatility Rate										105.22%																																									141.00%	150.00%
Fair Value Assumptions, Risk Free Interest Rate										1.599%
Fair Value Assumptions, Expected Dividend Rate																																																			0.00%	0.00%
Warrants at $2.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																																	$ 2.50			$ 2.50		$ 2.50
Warrants at $3.75 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																																	3.75			3.75		3.75
Warrants at $2.00 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																																	2.00			2.00		2.00
Warrants at $1.95 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																																	1.95			1.95		1.95
Warrants at $1.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted	51,668	175,500	133,501	108,334	10,000	186,957	6,667	288,300	157,250	630,000	197,159	300,628	45,001
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50																																				1.50			1.50		1.50
Warrant, Expriation Date	Sep. 18, 2020	Aug. 18, 2020	Jul. 13, 2020	Jun. 30, 2020	Jun. 20, 2020	May 17, 2020	May 05, 2020	Apr. 06, 2020	Mar. 31, 2020	Mar. 15, 2020	Mar. 10, 2020	Feb. 10, 2020
Warrants, Fair Value of Warrants, Granted (in Dollars)										$ 543,927
Warrants at $2.10 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																																	$ 2.10			$ 2.10		$ 2.10
Maximum [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)																																																							$ 3.99
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																																																						122.82%	130.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																																							2.37%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																																																						10 years	10 years
Fair Value Assumptions, Risk Free Interest Rate																																																			0.89%	1.47%
Minimum [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)																																																							$ 1.42
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																																																						109.30%	118.56%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																																							1.19%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																																																						5 years	7 years
Fair Value Assumptions, Risk Free Interest Rate																																																			0.56%	1.05%
Series C Preferred Stock [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Fair Value Assumptions, Expected Dividend Rate																																																						0.00%
Series C Preferred Stock [Member] | Maximum [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate																																																						160.00%
Fair Value Assumptions, Risk Free Interest Rate																																																						0.59%
Series C Preferred Stock [Member] | Minimum [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate																																																						141.00%
Fair Value Assumptions, Risk Free Interest Rate																																																						0.23%
Private Placement [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																															166,667	116,668	188,335	43,334	108,336
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																															$ 1.95	$ 1.95	$ 1.95	$ 1.95	$ 1.95
Warrant, Expriation Date																															Dec. 22, 2018	Dec. 18, 2018	Nov. 18, 2018	Oct. 29, 2018	Oct. 23, 2018
Private Placement [Member] | Warrants at $2.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																																										410,360	223,000	337,000	428,400
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																										$ 2.50	$ 2.50	$ 2.50	$ 2.50						$ 2.50
Warrant, Expriation Date																																										Jul. 31, 2015	Jul. 31, 2015	Jul. 31, 2015	Jul. 31, 2015
Private Placement [Member] | Warrants at $3.75 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																																										307,770	167,250	252,750	321,300
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																										$ 3.75	$ 3.75	$ 3.75	$ 3.75						$ 3.75
Warrant, Expriation Date																																										Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2020
Private Placement [Member] | Warrants at $1.95 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																										567,866	84,980	100,327	100,000	25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																										$ 1.95	$ 1.95	$ 1.95	$ 1.95	$ 1.95
Warrant, Expriation Date																										Apr. 29, 2019	Apr. 19, 2019	Apr. 01, 2019	Mar. 09, 2019	Feb. 09, 2019
Private Placement [Member] | Series C Preferred Stock [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																																					374,641
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																					$ 1.50
Warrant, Expriation Date																																					May 11, 2020
Exercise of Options [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)																																																						$ 1.84
Stock Issued During Period, Shares, Conversion of Convertible Securities																																								10,000															10,000
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)																																								$ 2.09															$ 2.09
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																																																						0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																																																						122.82%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																																						1.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																																																						5 years
Cashless Exercise of Warrants [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																																									99,552														99,552
Class of Warrant or Rights, Exercised																																									156,102														156,102
Exercise of Warrants for Cash [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																																						4,000	4,082
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																						$ 2.50	$ 3.67
Class of Warrant or Rights, Exercised																																						4,000	4,082
Services Provided [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)																																																							$ 46,993
Warrant, Expriation Date																																				Aug. 17, 2018
Class of Warrant or Rights, Vesting Rights																																				vest at 1/12 per month over one year
Warrants, Term of Warrants																																				1 month
Warrants, Fair Value of Warrants, Granted (in Dollars)																																				$ 104,505
Fair Value Assumptions, Expected Dividend Rate																																				0.00%
Services Provided [Member] | Warrants at $2.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																																				100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																				$ 2.50
Services Provided [Member] | Warrants at $2.00 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																																				100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																				$ 2.00
Services Provided [Member] | Maximum [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)																																				$ 1.40
Fair Value Assumptions, Expected Volatility Rate																																				118.88%
Fair Value Assumptions, Risk Free Interest Rate																																				1.31%
Services Provided [Member] | Minimum [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)																																				$ 1.30
Fair Value Assumptions, Expected Volatility Rate																																				118.80%
Fair Value Assumptions, Risk Free Interest Rate																																				0.92%
Private Placmeent Services [Member] | Private Placement [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																															20,000	20,000	25,200	6,134	11,334
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																															$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50
Warrant, Expriation Date																															Oct. 23, 2018	Oct. 23, 2018	Nov. 18, 2018	Oct. 23, 2018	Oct. 23, 2018
Warrants Issued to Placement Agents [Member] | Private Placement [Member] | Warrants at $1.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																										96,256	17,996	18,040	12,000	6,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																										$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50
Warrant, Expriation Date																											Apr. 19, 2019	Apr. 01, 2019	Mar. 09, 2019	Feb. 09, 2019
Warrants Issued to Placement Agents [Member] | Private Placement [Member] | Maximum [Member] | Warrants at $1.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Warrant, Expriation Date																										Apr. 29, 2019
Warrants Issued to Placement Agents [Member] | Private Placement [Member] | Minimum [Member] | Warrants at $1.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Warrant, Expriation Date																										Oct. 23, 2018
Warrant [Member] | Warrants at $1.95 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation (in Dollars)																																																	$ 0			$ 0	56,930	$ 56,931	$ 104,505
Class of Warrant or Rights, Granted															115,000	456,668		50,002	173,284	35,000		152,513
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)															$ 1.50	$ 1.50		$ 1.50	$ 1.50	$ 1.95		$ 1.95
Warrant, Expriation Date																				Sep. 19, 2019		Aug. 30, 2019
Warrant [Member] | Warrants at $2.10 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																								38,572
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																								$ 2.10
Warrant, Expriation Date																								Jun. 01, 2019
Officers, Directors and Key Consultants [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																																						750,000	1,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted																																																						723,545	1,452,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																																																						100,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)																																																							$ 1.56
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in Dollars per share)																																																							$ 3.99
Share Based Compensation Award, Options Granted in Period, Term of Awards																																																							7 years
Employee Stock Option [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																															15,186,123
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																																															the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder.
Common Stock, Capital Shares Reserved for Future Issuance																																															227,388
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																							65,000		685,000
Share Price (in Dollars per share)																																																	$ 1.36			$ 1.36		$ 1.29
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)																									$ 1.84
Stock Issued During Period, Shares, Conversion of Convertible Securities																																																83,545
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)																							$ 1.33
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																							10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																																																100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																																																0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																																																122.82%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																																1.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																																																5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																																																$ 1.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in Dollars)																																																	$ 54,243	$ 218,085		$ 151,470	$ 2,512,886	$ 2,801,948	$ 4,471,603
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)																																																	$ 135,041			$ 135,041		$ 310,817	1,782,575
Employee Stock Option [Member] | Maximum [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																																															10 years
Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																							12,500
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																							37,500
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Three [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																							15,000
Restricted Stock Units (RSUs) [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																																																						220,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																					1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																					180,000
Share-based Compensation (in Dollars)																																																						$ 213,174	$ 338,614
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)																																																						$ 75,861
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																																																						9 months